UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA VIRGINIA MONEY MARKET FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2004


[LOGO OF USAA]
   USAA(R)

                     USAA VIRGINIA
                           MONEY MARKET Fund

                               [GRAPHIC OF USAA VIRGINIA MONEY MARKET FUND]

                     S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        17

    Financial Statements                                                     18

    Notes to Financial Statements                                            21

    Expense Example                                                          27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                                 IN THIS ENVIRONMENT,
[PHOTO OF CHRISTOPHER W. CLAUS]           MONEY MARKET FUNDS AND BOND FUNDS
                                           CONTINUE TO LOOK ATTRACTIVE AS
                                              LONG-TERM INVESTMENTS....

                                                           "

                                                                   October 2004
--------------------------------------------------------------------------------

Yield relief has arrived.

Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates three times, and is expected to continue raising them in a measured fashion over the coming months. Many of us have already begun to enjoy higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest). Money market fund shareholders in particular have seen an increase in current yields and we believe their yields will increase further.

However, where the Fed influences the short end of the yield curve, the market controls intermediate- and longer-term yields, which have not increased as much. As short-term yields continue to rise, the yield relationship between bonds of different maturities narrows. In other words, the yield curve "flattens."

Local and state economies continue to strengthen as evidenced by a steady improvement in tax collections. States and municipalities are now in a better position to pay off their debt and the interest on it - a critical consideration for bondholders.

Inflation remains under control for the present. One cause for concern, however, is the price of oil. If oil prices do not come down, an increase in inflation is likely. Oil is used in most segments of the economy, so a higher price for oil could translate into higher prices for a range of goods and services.

In this environment, money market funds and bond funds continue to look attractive as long-term investments, especially in comparison to certificates of deposit (CDs) and other fixed-rate alternatives. As yields rise, investors will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

 . . . C O N T I N U E D
========================--------------------------------------------------------

As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees. Along with this commitment comes the recognition our bond funds have received from industry experts. USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall three-, five-, and 10-year periods ending December 31, 2003. Lipper is a leading global provider of mutual fund information and analysis, and made the award in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

We are proud of our success and will continue to work hard on your behalf. Thank you for your continued faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall. o CDs are insured and have a fixed return.

The Lipper Best Bond Group 2004 Award is based on the Consistent Return scores of all the USAA taxable and tax-exempt bond funds. Lipper presents the award annually to one fund group in each asset class whose funds within that asset class achieved higher average Consistent Return scores than competing fund groups. A fund group's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The overall time period is an equal-weighted average of the three-year, five-year, and 10-year periods (if applicable). Lipper calculated Consistent Return scores for each fund group's funds within the fixed-income asset class, and the equal-weighted average score was used to determine the awardee. To be eligible for an asset class award, a fund group must have five distinct fund portfolios within the asset class that are three years old or older. The fund group was chosen among 97 groups. Multiple fund companies that share a common parent firm were combined for the purposes of determining eligibility and calculating an average score. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VIRGINIA MONEY MARKET FUND

OBJECTIVE
-------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
-------------------------------------------------------------------------------

                 Invests in high-quality Virginia tax-exempt securities with maturities of 397 days or less.

-------------------------------------------------------------------------------
                                                 9/30/04            3/31/04
-------------------------------------------------------------------------------
Net Assets                                   $169.8 Million       $175.1 Million
Net Asset Value Per Share                         $1.00              $1.00

-------------------------------------------------------------------------------
                                              9/30/04             3/31/04
-------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity    21 Days             26 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

-------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/04
-------------------------------------------------------------------------------

3/31/04 TO 9/30/04         1 YEAR       5 YEARS         10 YEARS       7-DAY YIELD
     0.33%*                 0.60%        1.78%            2.49%           1.04%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Total return equals income return and assumes reinvestment of all net investment income dividends and realized capital gain distributions. The total returns quoted do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

          7-DAY YIELD COMPARISON

    [CHART OF 7-DAY YIELD COMPARISON]

                  USAA VIRGINIA
                  MONEY MARKET      iMONEYNET
                      FUND           AVERAGE
                  -------------     ---------
 9/29/2003            0.59%           0.41%
10/27/2003            0.51            0.35
11/24/2003            0.61            0.44
12/29/2003            0.68            0.50
 1/26/2004            0.49            0.32
 2/23/2004            0.50            0.32
 3/29/2004            0.52            0.36
 4/26/2004            0.59            0.41
 5/24/2004            0.58            0.40
 6/28/2004            0.60            0.42
 7/26/2004            0.58            0.41
 8/30/2004            0.81            0.62
 9/27/2004            0.99            0.87

               [END CHART]

                       DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/27/04.

                  The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]            REGINA G. SHAFER, CFA
                                       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO SEPTEMBER 30, 2004?

                 The USAA Virginia Money Market Fund performed well for the six months ending September 30, 2004. For that time period, the Fund ranked 40 out of 194 state-specific tax-exempt money market funds, according to iMoneyNet, Inc. The Fund had a return of 0.33%, compared to the average return for the category of 0.23%, and ranked 4 out of 8 Virginia money funds, where the average return was 0.26%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The Federal Reserve Board raised short-term interest rates three times during the period. After a year at 1%, the federal funds rate (the rate charged to banks for overnight loans) now stands at 1.75%. The yield on one-year tax-exempt notes rose from 1.04% at the beginning of the period to 1.66% by September 30, 2004, as measured by the Bond Buyer One-Year
                 Note Index. The Bond Market Association (BMA) Municipal Swap Index increased from 1.03% to 1.69% by the end of the period.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS: CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

                 THE BMA MUNICIPAL SWAP INDEX MEASURES THE YIELD ON SEVEN-DAY VARIABLE-RATE DEMAND NOTES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We continue to hold the majority of the Fund in variable-rate demand notes (VRDNs), which possess a demand feature that allows the owner to sell the bonds back to the issuer at par (100% of face value) with a notice of seven days or less. Because they reset frequently, VRDNs react very quickly to changes in short-term interest rates.

                 The Fund has also purchased notes and commercial paper with a wide range of maturity dates to stabilize the yield and protect against unanticipated swings in short-term interest rates. We also continue to rely on a seasoned team of credit analysts to evaluate each holding of the Fund.

WHAT ARE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

                 Virginia's economy has recovered nicely, resulting in better-than-expected tax revenues in fiscal 2004. The commonwealth's 2005-06 two-year budget includes spending and revenue changes that we believe should continue to help restore structural balance. It remains one of the few states to receive a AAA rating from all three credit rating agencies.

WHAT IS THE OUTLOOK?

                 We believe that short-term rates will likely continue to rise at a measured pace into 2005. We plan to maintain our income orientation, using any spikes in short-term rates as opportunities to produce more tax-exempt income for our shareholders.

                 We appreciate your trust and will continue to work hard on your behalf.

P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
----------------------------------------------

Nursing/CCRC                           19.5%

Education                              19.4%

Hospital                               16.5%

Single-Family Housing                   5.3%

Aerospace & Defense                     5.2%

Diversified Banks                       4.5%

Real Estate Tax/Fee                     4.4%

Building Products                       4.1%

Food Retail                             3.8%

Airport/Port                            3.7%
----------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

10

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

                   PORTFOLIO MIX
                      9/30/04

            [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes           81.5%
Fixed-Rate Instruments               13.4%
Put Bonds                             5.0%

                    [END CHART]

          PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

           CUMULATIVE PERFORMANCE OF $10,000

           [CHART OF CUMULATIVE PERFORMANCE]

                                       USAA VIRGINIA
                                       MONEY MARKET
                                           FUND
                                       -------------
09/30/94                                $10,000.00
10/31/94                                 10,024.00
11/30/94                                 10,049.86
12/31/94                                 10,079.20
01/31/95                                 10,107.97
02/28/95                                 10,135.33
03/31/95                                 10,165.47
04/30/95                                 10,194.47
05/31/95                                 10,229.89
06/30/95                                 10,258.72
07/31/95                                 10,286.73
08/31/95                                 10,315.71
09/30/95                                 10,343.68
10/31/95                                 10,374.51
11/30/95                                 10,403.86
12/31/95                                 10,433.79
01/31/96                                 10,463.66
02/29/96                                 10,489.11
03/31/96                                 10,513.53
04/30/96                                 10,542.29
05/31/96                                 10,571.84
06/30/96                                 10,596.06
07/31/96                                 10,622.93
08/31/96                                 10,650.36
09/30/96                                 10,679.04
10/31/96                                 10,707.24
11/30/96                                 10,733.80
12/31/96                                 10,764.16
01/31/97                                 10,791.87
02/28/97                                 10,817.18
03/31/97                                 10,844.00
04/30/97                                 10,873.64
05/31/97                                 10,905.31
06/30/97                                 10,937.39
07/31/97                                 10,967.30
08/31/97                                 10,994.82
09/30/97                                 11,026.82
10/31/97                                 11,057.49
11/30/97                                 11,086.49
12/31/97                                 11,120.72
01/31/98                                 11,149.70
02/28/98                                 11,175.68
03/31/98                                 11,205.79
04/30/98                                 11,237.67
05/31/98                                 11,267.80
06/30/98                                 11,300.16
07/31/98                                 11,329.31
08/31/98                                 11,357.98
09/30/98                                 11,387.35
10/31/98                                 11,415.13
11/30/98                                 11,442.68
12/31/98                                 11,470.18
01/31/99                                 11,494.21
02/28/99                                 11,513.85
03/31/99                                 11,539.98
04/30/99                                 11,565.73
05/31/99                                 11,592.61
06/30/99                                 11,622.37
07/31/99                                 11,648.50
08/31/99                                 11,676.82
09/30/99                                 11,705.17
10/31/99                                 11,732.55
11/30/99                                 11,766.17
12/31/99                                 11,800.61
01/31/00                                 11,831.07
02/29/00                                 11,861.16
03/31/00                                 11,894.53
04/30/00                                 11,927.00
05/31/00                                 11,973.35
06/30/00                                 12,010.71
07/31/00                                 12,047.59
08/31/00                                 12,085.61
09/30/00                                 12,122.54
10/31/00                                 12,164.39
11/30/00                                 12,203.68
12/31/00                                 12,240.45
01/31/01                                 12,273.30
02/28/01                                 12,304.55
03/31/01                                 12,333.13
04/30/01                                 12,368.33
05/31/01                                 12,399.29
06/30/01                                 12,424.17
07/31/01                                 12,448.87
08/31/01                                 12,469.35
09/30/01                                 12,486.28
10/31/01                                 12,505.57
11/30/01                                 12,520.10
12/31/01                                 12,531.19
01/31/02                                 12,540.80
02/28/02                                 12,549.28
03/31/02                                 12,558.36
04/30/02                                 12,568.88
05/31/02                                 12,581.00
06/30/02                                 12,589.79
07/31/02                                 12,598.88
08/31/02                                 12,608.86
09/30/02                                 12,618.59
10/31/02                                 12,630.95
11/30/02                                 12,642.17
12/31/02                                 12,650.91
01/31/03                                 12,658.05
02/28/03                                 12,665.13
03/31/03                                 12,673.53
04/30/03                                 12,681.49
05/31/03                                 12,690.66
06/30/03                                 12,697.41
07/31/03                                 12,702.11
08/31/03                                 12,706.59
09/30/03                                 12,711.63
10/31/03                                 12,717.60
11/30/03                                 12,723.46
12/31/03                                 12,730.08
01/31/04                                 12,735.60
02/29/04                                 12,740.53
03/31/04                                 12,745.74
04/30/04                                 12,752.11
05/31/04                                 12,757.88
06/30/04                                 12,764.02
07/31/04                                 12,770.46
08/31/04                                 12,777.80
09/30/04                                 12,787.32

                   [END CHART]

                    DATA FROM 9/30/94 THROUGH 9/30/04.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Virginia Money Market Fund.

                 Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on their reinvested net investment income dividends and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

12

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
-------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the
                 Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: ABN AMRO Bank N.V., Bank of New
                         York, Fleet National Bank, JPMorgan Chase & Co., Morgan Stanley, Societe Generale, or Wachovia Bank, N.A.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: Fannie Mae or National Rural Utility Corp.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
-------------------------------------------------------------------------------

                 CP      Commercial Paper

                 GO      General Obligation

                 IDA     Industrial Development Authority/Agency

                 MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender

                 MFH     Multifamily Housing

                 PCRB    Pollution Control Revenue Bond

                 PRE     Prerefunded to a date prior to maturity

                 RB      Revenue Bond

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                     COUPON          FINAL
   AMOUNT     SECURITY                                          RATE       MATURITY           VALUE
---------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (81.5%)
              VIRGINIA (73.1%)
  $ 8,750     Chesterfield County IDA PCRB,
                Series 1993                                     2.10%     8/01/2009        $  8,750
              Chesterfield County IDA RB,
    7,000       Series 1989 (LOC - Wachovia Bank, N.A.)         1.89      2/01/2008           7,000
    5,000       Series 2002A (LOC - Bank of America, N.A.)      1.72      7/01/2029           5,000
              Clarke County IDA RB,
    2,900       Series 2000 (LOC - Wachovia Bank, N.A.)         1.69     12/01/2020           2,900
    2,885       Series 2000 (LIQ)(INS)                          1.70      1/01/2030           2,885
    6,000     College Building Auth. Educational Facilities RB,
                Series 2002A, Floater Certificates,
                Series 2001-721 (LIQ)(a)                        1.73      9/01/2022           6,000
    7,500     Fairfax County Economic Development Auth. RB,
                ABN AMRO MuniTops Certificates Trust,
                Series 2003-33 (LIQ)(INS)(a)                    1.72      4/01/2011           7,500
    2,800     Front Royal & Warren County Hospital
                Facilities IDA RB, Series 2003
                (LOC - Branch Banking & Trust Co.)              1.72      5/01/2023           2,800
    7,700     Hanover County IDA Residential Care
                Facility RB, Series 1999 (LOC - Branch
                Banking & Trust Co.)                            1.72      7/01/2029           7,700
    9,000     Harrisonburg Redevelopment and Housing
                Auth. RB, Series 2001A (LIQ)
                (LOC - Societe Generale)                        1.76      2/01/2007           9,000
              Henrico County Economic Development Auth. RB,
    6,000       Series 2003B (LOC - KBC Bank N.V.)              1.69      7/01/2008           6,000
    5,000       Series 2003B (LOC - KBC Bank N.V.)              1.69     10/01/2035           5,000
    3,350     Henrico County IDA RB,
                Series 1986C (NBGA)                             1.85      7/15/2016           3,350
    4,850     James City County IDA MFH RB,
                Series 2002 (NBGA)                              1.69     11/15/2032           4,850
    4,300     Loudoun County IDA RB, Series 2003A               1.73      2/15/2038           4,300
              Lynchburg IDA Hospital RB,
    1,700       Series 1985B (LIQ)(INS)                         1.68     12/01/2025           1,700
    3,600       Series 1985D (LIQ)(INS)                         1.68     12/01/2025           3,600
    1,000     Lynchburg IDA RB, Series 2002
                (LOC - U.S. Bank, N.A.)                         1.84      9/01/2006           1,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                     COUPON          FINAL
   AMOUNT     SECURITY                                          RATE       MATURITY           VALUE
---------------------------------------------------------------------------------------------------
  $ 1,330     Norfolk IDA RB, Series 1998
                (LOC - Branch Banking & Trust Co.)              1.72%     9/01/2020        $  1,330
    2,100     Norfolk Redevelopment and Housing Auth. RB,
                Series 1999 (LOC - Branch Banking
                & Trust Co.)                                    1.72      3/01/2021           2,100
    6,205     Peninsula Ports Auth. Coal Terminal RB,
                Series 1987D (LOC - U.S. Bank, N.A.)            1.73      7/01/2016           6,205
    6,860     Peninsula Ports Auth. Health Systems RB,
                Series 2004                                     1.73      7/01/2037           6,860
              Richmond IDA RB,
    1,200       Series 2001 (LOC - SunTrust Bank)               1.75     12/01/2031           1,200
    7,045       Series 2002 (LOC - SunTrust Bank)               1.72      7/01/2022           7,045
    2,455     Rockingham County IDA Residential Care
                Facility RB, Series 2003 (LOC - Branch
                Banking & Trust Co.)                            1.72     12/01/2033           2,455
    4,000     Tazewell County IDA RB,
                Series 2002 (LOC - U.S. Bank, N.A.)             1.84      9/01/2006           4,000
    3,585     Univ. of Virginia RB, Series 2003B,
                MERLOT Series 2003 B 31 (LIQ)(a)                1.74      6/01/2027           3,585

              PUERTO RICO (8.4%)
   14,300     Industrial, Tourist, Educational,
                Medical and Environmental Control RB,
                Series 1998 (LOC - Banco Santander
                Puerto Rico)                                    2.05     10/01/2021          14,300
                                                                                           --------
             Total variable-rate demand notes (cost: $138,415)                              138,415
                                                                                           --------

              PUT BONDS (5.0%)

              VIRGINIA
    4,100     Hampton IDA Hospital Facilities RB,
                Series 1997B                                    1.19     11/01/2011           4,100
    1,370     Prince William County IDA RB,
               Series 1992 (LOC - Deutsche Bank Trust Co.)      1.54      9/01/2007           1,370
    3,000     Richmond IDA RB, Series 1987A
               (LOC - Wachovia Bank, N.A.)                      1.30      8/15/2015           3,000
                                                                                           --------
              Total put bonds (cost: $8,470)                                                  8,470
                                                                                           --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                     COUPON          FINAL
   AMOUNT     SECURITY                                          RATE       MATURITY           VALUE
---------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (13.4%)

              VIRGINIA (8.9%)
  $ 1,760     Arlington County GO, Series 2004                  5.00%     5/15/2005        $  1,801
              Hampton Public Improvement Bond,
    2,900       Series 1995 (PRE)                               6.20      1/15/2009           2,998
    3,090       Series 1995 (PRE)                               6.25      1/15/2010           3,194
    6,000     Norfolk IDA Revenue Notes                         1.40     12/08/2004           6,000
    1,100     Salem GO, Series 2003A                            2.00     10/01/2004           1,100

              PUERTO RICO (4.5%)
    4,627     Government Development Bank CP                    1.20     12/09/2004           4,627
    3,000     Government Development Bank CP                    1.35     12/22/2004           3,000
              Total fixed-rate instruments (cost: $22,720)                                   22,720
                                                                                           --------
              TOTAL INVESTMENTS (COST: $169,605)                                           $169,605
                                                                                           ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
-------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The cost of securities at September 30, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
-------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager, under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities (valued at amortized cost)                       $   169,605
   Cash                                                                                98
   Receivables:
      Capital shares sold                                                             382
      Interest                                                                        375
                                                                              -----------
         Total assets                                                             170,460
                                                                              -----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                         568
      Dividends on capital shares                                                       7
   Accrued management fees                                                             45
   Other accrued expenses and payables                                                 29
                                                                               ----------
         Total liabilities                                                            649
                                                                               ----------
            Net assets applicable to capital shares outstanding                $  169,811
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $  169,811
                                                                               ==========
   Capital shares outstanding                                                     169,811
                                                                               ==========
   Authorized shares of $.01 par value                                          1,125,000
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $     1.00
                                                                               ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
  Interest income                                                              $1,045
                                                                               ------
EXPENSES
  Management fees                                                                 280
  Administrative and servicing fees                                                87
  Transfer agent's fees                                                            48
  Custody and accounting fees                                                      30
  Postage                                                                           6
  Shareholder reporting fees                                                        5
  Directors' fees                                                                   4
  Professional fees                                                                19
  Other                                                                             4
                                                                               ------
     Total expenses                                                               483
  Expenses paid indirectly                                                         (1)
                                                                               ------
     Net expenses                                                                 482
                                                                               ------
NET INVESTMENT INCOME                                                          $  563
                                                                               ======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2004

                                                                9/30/2004      3/31/2004
                                                                ------------------------
FROM OPERATIONS
   Net investment income                                        $     563      $   1,028
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (563)        (1,028)
                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       57,453        135,179
   Dividend reinvestments                                             536            965
   Cost of shares redeemed                                        (63,286)      (145,226)
                                                                ------------------------
      Decrease in net assets from capital
         share transactions                                        (5,297)        (9,082)
                                                                ------------------------
   Net decrease in net assets                                      (5,297)        (9,082)

NET ASSETS
   Beginning of period                                            175,108        184,190
                                                                ------------------------
   End of period                                                $ 169,811      $ 175,108
                                                                ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     57,453        135,179
   Shares issued for dividends reinvested                             536            965
   Shares redeemed                                                (63,286)      (145,226)
                                                                ------------------------
      Decrease in shares outstanding                               (5,297)        (9,082)
                                                                ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Money Market Fund (the Fund). The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes, with a further objective of preserving capital and maintaining liquidity.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

               1. Pursuant to Rule 2a-7 under the Investment Company Act of
                  1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

               2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

            D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
               payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of September 30, 2004.

            E. EXPENSES PAID INDIRECTLY - Through arrangements with the
               Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended
               September 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $1,000.

            F. INDEMNIFICATIONS - Under the Company's organizational
               documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

               indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

            G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of Securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement,

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended September 30, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

               ended September 30, 2004, the Fund incurred management fees, paid or payable to the Manager, of $280,000, resulting in an effective management fee of 0.32% of the Fund's average net assets.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $87,000.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
               USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $48,000.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                          SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                                         -----------------------------------------------------------------------------
                                             2004          2004         2003          2002           2001         2000
                                         -----------------------------------------------------------------------------
Net asset value at beginning of period   $   1.00      $   1.00     $   1.00      $   1.00       $   1.00     $   1.00
Income from investment operations:
    Net investment income                     .00(c)        .01          .01           .02            .04          .03
Less distributions:
    From net investment income               (.00)(c)      (.01)        (.01)         (.02)          (.04)        (.03)
                                         -----------------------------------------------------------------------------
Net asset value at end of period         $   1.00      $   1.00     $   1.00      $   1.00       $   1.00     $   1.00
                                         =============================================================================
Total return (%)*                             .33           .57          .92          1.82           3.70         3.06
Net assets at end of period (000)        $169,811      $175,108     $184,190      $171,656       $168,669     $157,054
Ratio of expenses to average
    net assets (%)**                          .56(a,b)      .56(b)       .56(b)        .55(b)         .50(b)       .50(b)
Ratio of net investment income to
    average net assets (%)**                  .65(a)        .57          .91          1.80           3.63         3.04

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2004, average net assets were
    $173,237,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.
(c) Represents less than $0.01 per share.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2004, through September 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

28

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                              EXPENSES PAID
                                             BEGINNING                 ENDING                 DURING PERIOD*
                                           ACCOUNT VALUE            ACCOUNT VALUE             APRIL 1, 2004 -
                                           APRIL 1, 2004         SEPTEMBER 30, 2004         SEPTEMBER 30, 2004
                                           --------------------------------------------------------------------
         Actual                              $1,000.00               $1,003.30                    $2.79
         Hypothetical
           (5% return before expenses)        1,000.00                1,022.29                     2.81

         *Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.33% for the six-month period of April 1, 2004, to September 30, 2004.

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank & Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q WILL BE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39606-1104                                   (C)2004, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.